Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments
(a)	Commitments

	Fiscal year ending March 31,
	2016	2017	2018	2019	2020 and thereafter	Total
Operating leases	$2,074	$1,910	$1,895	$1,643	$1,602	$9,124